OTHER OPERATING COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
OTHER OPERATING COSTS [Abstract]
Rent and utilities	$ 7,802	$ 6,272	$ 16,868
Communication	7,519	7,546	8,175
Maintenance, repairs and improvements	18,107	11,956	9,534
Traveling and entertainment	11,949	10,378	9,690
Insurance	1,516	1,731	1,556
Legal and professional expenses	6,652	9,241	7,274
Allowance for expected credit loss	224	237	575
Fair value adjustment	3,138	(364)	(3,326)
Others	10,301	7,127	8,079
Other Operating Costs	67,208	54,124	58,425
Other Operating costs from discontinued operations	$ 0	3,241	3,581
Non-recurring legal expenses		$ 4,200	1,600
Listing costs			$ 1,400